Accrued Severance Benefits (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2014 KRW (₩)
Accrued Severance Benefits
Balance at beginning of year	₩ 123		₩ 103	₩ 263
Provisions for severance benefits	(19)	$ (16)	20	(60)
Severance payments				(100)
Balance at end of year	₩ 104	$ 86	₩ 123	₩ 103